Condensed Financial Information of the Parent Company - Schedule of Condensed Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock [Member]
Schedule of Condensed Parent Company Balance Sheets [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	4,725,096	4,017,596
Common stock, shares outstanding	4,538,358	3,952,198
Class B Common Stock [Member]
Schedule of Condensed Parent Company Balance Sheets [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued
Common stock, shares outstanding